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                                  CERTIFICATION


Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of the Berger Worldwide Funds Trust (the "Registrant"). Registrant's 1933 Act No. is 333-05677 and Registrant's 1940 Act No. is 811-07669.

                  There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in the Post-Effective Amendment No. 15 ("PEA No. 15") on January 28, 2002, pursuant to Rule 485(b) of the 1933 Act, which became effective January 29, 2002, for the following Funds:

                           Berger International Fund
                           Berger International CORE Fund
                           International Equity Fund

         2.       The text of PEA No. 15 has been filed electronically.

DATED:  February 1, 2002

                                         Berger Worldwide Funds Trust

                                         /s/  Anthony R. Bosch

                                         By:  Anthony R. Bosch
                                         Vice President